Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Others Comprehensive Income [Abstract]
Reserve from available-for-sale financial assets	$ 377	$ 351	$ 328
Foreign currency translation reserve	19,812	(513)	(1,341)
Reserve from derivatives	4	4	4
Share of other comprehensive income (loss) of companies accounted for at equity	(2,115)	(2,219)	(2,219)
Accumulated other comprehensive loss	$ 18,078	$ (2,377)	$ (3,228)